                                                             JOHN M. RICHARDS
                                                     ASSISTANT GENERAL COUNSEL

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, MO 63128

                                           March 7, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   General American Separate Account Twenty-Nine
           File No. 811-07252

Commissioners:

The Annual Reports dated December 31, 2015 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of General American Separate Account Twenty-Nine of General American Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

                                           Sincerely,


                                           /s/ John M. Richards
                                           -----------------------------------
                                           John M. Richards
                                           Assistant General Counsel
                                           Metropolitan Life Insurance Company